Other Commitments and Contingencies - Warranty Liability (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Standard Product Warranty Disclosure [Abstract]
Balance at January 1	$ 102	$ 107
Accruals for warranties issued during the year	42	28
Accruals related to pre-existing warranties	16	8
Settlements made (in cash or kind) during the year	(38)	(38)
Other, net (including currency translation)	(4)	(3)
Balance at December 31	$ 118	$ 102